Reconciliation of net cash flow from operating activities (Tables)	6 Months Ended
Sep. 30, 2019
Reconciliation of net cash flow from operating activities
Schedule of reconciliation of net cash flow from operating activities

	Six months ended 30 September
	2021	2020[1]
	€m	€m
Profit for the financial period	1,277	1,468
Investment income	(129)	(183)
Financing costs	1,473	1,610
Income tax (credit)/expense	(1)	459
Operating profit	2,620	3,354
Adjustments for:
Share-based payments and other non-cash charges	98	86
Depreciation and amortisation	6,952	6,987
Loss on disposal of property, plant and equipment and intangible assets	26	14
Share of result of equity accounted associates and joint ventures	(111)	(260)
Other income expense/(income)	108	(1,055)
Increase in inventory	(41)	(31)
Increase in trade and other receivables	(1,254)	(15)
Decrease in trade and other payables	(1,366)	(2,538)
Cash generated by operations	7,032	6,542
Taxation	(577)	(533)
Net cash flow from operating activities	6,455	6,009

Note:

1.	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was held for sale. In December 2020, we announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: Operating profit has declined by €118 million and Profit for the financial period has declined by €87 million.